UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Kahn Investment Management, LLC
Address: 5506 Worsham Court

         Windemere, FL  34786

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sarah Scripp
Title:     Director of Client Service and Marketing
Phone:     760-929-2688

Signature, Place, and Date of Signing:

     Sarah Scripp     Carlsbad, CA     February 07, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     149286


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3Com Corp.                  COMMON              8.86E+08      4250   500000 SH       SOLE                   500000        0        0
Allied Research Corp.       COMMON              1.95E+07      2747   318500 SH       SOLE                   318500        0        0
Anadigics Inc.              COMMON              3.25E+07      8745   534100 SH       SOLE                   534100        0        0
Antec Corp.                 COMMON              03664p105     2447   309600 SH       SOLE                   309600        0        0
Apple Computer              COMMON              3.78E+07       743    50000 SH       SOLE                    50000        0        0
Brooks Automation Inc.      COMMON              11434a100     4181   149000 SH       SOLE                   149000        0        0
Celeritek Inc.              COMMON              1.51E+08      7422   194700 SH       SOLE                   194700        0        0
Dave & Busters Inc.         COMMON              23833n104     1065    96900 SH       SOLE                    96900        0        0
DSET Corp.                  COMMON              2.63E+08       294   163800 SH       SOLE                   163800        0        0
Endwave Corp.               COMMON              29264a107     1042   333600 SH       SOLE                   333600        0        0
General Datacom             COMMON              3.69E+08        51    48300 SH       SOLE                    48300        0        0
Goodys Family Clothing      COMMON              3.83E+08      5170  1149000 SH       SOLE                  1149000        0        0
Hansen Natural Corp.        COMMON              4.11E+08       311    80360 SH       SOLE                    80360        0        0
Healthsouth Corp.           COMMON              4.22E+08      4893   300000 SH       SOLE                   300000        0        0
IFR Systems                 COMMON              4.50E+08        90    25800 SH       SOLE                    25800        0        0
Ivex Packaging Corp.        COMMON              4.66E+08      7897   722100 SH       SOLE                   722100        0        0
Lucent Technologies         COMMON              5.49E+08     11475   850000 SH       SOLE                   850000        0        0
Lyon William Homes          COMMON              5.52E+08       902    96300 SH       SOLE                    96300        0        0
Mail Com Inc.               COMMON              5.60E+08        10    14000 SH       SOLE                    14000        0        0
Maxwell Laboratories        COMMON              5.78E+08      3222   215700 SH       SOLE                   215700        0        0
MCI Worldcom                COMMON              98157d106     7031   500000 SH       SOLE                   500000        0        0
Merix Corp.                 COMMON              5.90E+08      6908   516500 SH       SOLE                   516500        0        0
Micro Linear Corp.          COMMON              5.95E+08       606   151595 SH       SOLE                   151595        0        0
Mississippi Chemical Corp   COMMON              6.05E+08       376   119500 SH       SOLE                   119500        0        0
Navigant Intl Inc.          COMMON              63935r108      426    52500 SH       SOLE                    52500        0        0
Network Equipment Tech      COMMON              6.41E+08       462    71900 SH       SOLE                    71900        0        0
New Era of Networks Inc.    COMMON              6.44E+08      1194   203400 SH       SOLE                   203400        0        0
Odetics Inc.                COMMON              6.76E+08      1195   140600 SH       SOLE                   140600        0        0
OSI Systems Unc.            COMMON              6.71E+08       907   148111 SH       SOLE                   148111        0        0
PC-Tel Inc. Com             COMMON              69325q105     1965   182800 SH       SOLE                   182800        0        0
Penwest Pharmaceuticals     COMMON              7.10E+08      5074   392200 SH       SOLE                   392200        0        0
Performance Technologies    COMMON              71376k102     4746   348400 SH       SOLE                   348400        0        0
Recoton Corp.               COMMON              7.56E+08       109    14300 SH       SOLE                    14300        0        0
Repeater Technologies       COMMON              76027u102       40    20000 SH       SOLE                    20000        0        0
Safeguard Scientifics Inc.  COMMON              7.86E+08      1325   200000 SH       SOLE                   200000        0        0
Spectrian Corp.             COMMON              8.48E+08      3667   225700 SH       SOLE                   225700        0        0
Spectrum Control Inc.       COMMON              8.48E+08       930    92500 SH       SOLE                    92500        0        0
Teledyne Inc.               COMMON              8.79E+08     22342   945700 SH       SOLE                   945700        0        0
Terex Corp                  COMMON              8.81E+08      3237   200000 SH       SOLE                   200000        0        0
Theragenics Corp.           COMMON              8.83E+08       674   134900 SH       SOLE                   134900        0        0
Truetime Inc.               COMMON              8.98E+08        34    15200 SH       SOLE                    15200        0        0
Tut Systems                 COMMON              9.01E+08      6502   788200 SH       SOLE                   788200        0        0
Water Pik Technologies      COMMON              94113u100      490    70000 SH       SOLE                    70000        0        0
Wet Seal Inc.               COMMON              9.62E+08      3290   160000 SH       SOLE                   160000        0        0
Xircom Inc.                 COMMON              9.84E+08      8799   567700 SH       SOLE                   567700        0        0